Debt - Additional Information (Detail)											1 Months Ended	12 Months Ended
	Sep. 28, 2016	Sep. 19, 2016 USD ($)	Sep. 01, 2016 USD ($)	Aug. 23, 2016 USD ($) shares	Aug. 16, 2016 USD ($) shares	Aug. 16, 2016 CAD shares	Jul. 27, 2016 USD ($)	Nov. 12, 2013 USD ($) shares	Nov. 12, 2013 CAD shares	Jun. 07, 2011 USD ($) shares $ / shares	Sep. 30, 2016	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Nov. 10, 2016 USD ($)	Aug. 16, 2016 CAD CAD / shares	Nov. 12, 2013 CAD CAD / shares
Debt Instrument [Line Items]
Redemption of Senior Secured Notes												$ 35,000,000
Proceeds from issuance of convertible debentures												65,764,000
Redemption of US$ 6.25% Convertible Debentures												59,936,000
Issued costs												6,100,000	$ 4,300,000
Debentures outstanding purchase price, percentage													101.00%
Senior Secured Notes
Debt Instrument [Line Items]
Redemption of Senior Secured Notes			$ 35,500,000
Debt Instrument, Face Amount			35,000,000
Interest Expense, Debt			$ 500,000
Fourth Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing availability under the credit agreement												$ 165,600,000
Interest rate												3.82%
Fourth Amended and Restated Credit Agreement | United States
Debt Instrument [Line Items]
Line of credit facility												$ 290,000,000
Fourth Amended and Restated Credit Agreement | Canada
Debt Instrument [Line Items]
Line of credit facility												$ 50,000,000
Fourth Amended and Restated Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate												1.42294%
Fourth Amended and Restated Credit Agreement | Maximum | Base Rate Loans
Debt Instrument [Line Items]
Debt instrument interest rate												1.25%
Fourth Amended and Restated Credit Agreement | Maximum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate												2.50%
Fourth Amended and Restated Credit Agreement | Minimum | Base Rate Loans
Debt Instrument [Line Items]
Interest base rate												4.25%
Debt instrument interest rate												0.50%
Fourth Amended and Restated Credit Agreement | Minimum | Eurodollar Loans
Debt Instrument [Line Items]
Debt instrument interest rate												1.75%
Fourth Amended and Restated Credit Agreement | After Amendment
Debt Instrument [Line Items]
Debt instrument maturity description							The new amendment facility extended the maturity date to July 27, 2021
Maturity date							Jul. 27, 2021
Line of credit facility							$ 340,000,000
Fourth Amended and Restated Credit Agreement | Before Amendment
Debt Instrument [Line Items]
Line of credit facility							225,000,000
Fourth Amended and Restated Credit Agreement | Accordion Feature
Debt Instrument [Line Items]
Line of credit facility							$ 100,000,000
Fourth Amended and Restated Credit Agreement | Accordion Feature | Maximum
Debt Instrument [Line Items]
Line of credit facility												$ 100,000,000
Fourth Amended and Restated Credit Agreement | Senior Secured Notes
Debt Instrument [Line Items]
Senior notes														$ 35,000,000
6.25% Convertible Debenture
Debt Instrument [Line Items]
Interest rate	6.25%							6.25%	6.25%	6.25%	6.25%
Maturity date								Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Price per debenture								$ 1,000		$ 1,000
Proceeds from issuance of convertible debentures								$ 71,400,000	CAD 75,000,000	$ 60,000,000
Convertible debenture conversion price | (per share)										$ 9.50						CAD 9.05
Shares of common stock into which each $1,000 principal amount of notes may convert | shares								110.4972	110.4972	105.2632
Principal amount of each convertible note										$ 1,000						CAD 1,000
Debt instrument redemption date								Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2014
Consecutive trading days	0							0	0	0
Convertible debenture converted				$ 100,000
Redemption of US$ 6.25% Convertible Debentures		$ 59,900,000
Shares issued upon conversion of convertible debenture | shares				6,736
Debt Instrument, Unamortized Discount (Premium), Net												$ 1,000,000
Issued costs								$ 3,500,000		$ 3,000,000						CAD 3,600,000
6.25% Convertible Debenture | Minimum
Debt Instrument [Line Items]
Debt conversion premium percentage								125.00%	125.00%	125.00%
5.25 % Convertible Debenture
Debt Instrument [Line Items]
Convertible debenture conversion price | CAD / shares															CAD 9.35
Shares of common stock into which each $1,000 principal amount of notes may convert | shares					106.9519	106.9519
Principal amount of each convertible note | CAD															CAD 1,000
Debt instrument redemption date					Sep. 30, 2019	Sep. 30, 2019
Consecutive trading days					0	0
5.25 % Convertible Debenture | Minimum
Debt Instrument [Line Items]
Debt conversion premium percentage					125.00%	125.00%
5.25% Convertible Unsecured Subordinated Debenture
Debt Instrument [Line Items]
Interest rate					5.25%	5.25%
Maturity date					Sep. 30, 2021	Sep. 30, 2021
Price per debenture					$ 1,000
Proceeds from issuance of convertible debentures					65,800,000	CAD 85,000,000
Debt Issuance Costs					$ 3,200,000										CAD 4,200,000